Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 454	$ 753
Restricted cash	232	53
Accounts receivable, net of allowance for doubtful accounts of $46 and $45	569	513
Inventories	812	802
Securitized vacation ownership notes receivable, net of allowance for doubtful accounts of $10 and $10	64	59
Prepaid expenses and other	125	126
Deferred income taxes	278	315
Total current assets	2,534	2,621
Investments	259	312
Plant, property and equipment, net	3,270	3,323
Goodwill and intangible assets, net	2,057	2,067
Deferred income taxes	639	664
Other assets	355	381
Securitized vacation ownership notes receivable, net	446	408
Total assets	9,560	9,776
Current liabilities:
Short-term borrowings and current maturities of long-term debt	3	9
Accounts payable	144	138
Current maturities of long-term securitized vacation ownership debt	130	127
Accrued expenses	1,177	1,104
Accrued salaries, wages and benefits	375	410
Accrued taxes and other	163	377
Total current liabilities	1,992	2,165
Long-term debt	2,194	2,848
Long-term securitized vacation ownership debt	402	367
Deferred income taxes	46	24
Other liabilities	1,971	1,886
Total liabilities	6,605	7,290
Commitments and contingencies
Stockholders' equity:
Common stock; $0.01 par value; authorized 1,000,000,000 shares; outstanding 195,913,400 and 192,970,437 shares at December 31, 2011 and 2010, respectively	2	2
Additional paid-in capital	963	805
Accumulated other comprehensive loss	(348)	(283)
Retained earnings	2,337	1,947
Total Starwood stockholders' equity	2,954	2,471
Noncontrolling interest	1	15
Total equity	2,955	2,486
Liabilities and Stockholders' Equity	$ 9,560	$ 9,776